Other Non-financial Liabilities - Summary of Estimated Use of Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 37,909,826,374	$ 34,807,330,995
Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities	424,967	$ 723,900
Up to 12 Months | Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities	424,967
Up to 24 Months | Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities	0
Over 24 Months | Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 0